Additional information - condensed financial statements of the Company (Condensed balance sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Apr. 01, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Amounts due from a subsidiary	¥ 11,190	$ 1,720			¥ 135,245
Non-current assets
Total assets	14,458,719	2,222,265			9,785,792
Current liabilities
Convertible bonds	0	0		$ 1,000	2,768,469
Short-term loans	588,235	90,410			0
Total current liabilities	3,145,799	483,499			4,690,448
Non-current liabilities
Convertible bonds	6,536	1,005			0
Total liabilities	3,220,863	495,036			4,723,965
Shareholders’ equity
Additional paid-in capital	5,339,844	820,719			2,165,766
Retained earnings	5,218,110	802,009			2,728,736
Accumulated other comprehensive income (loss)	(9,597)	(1,475)			93,066
Total shareholders' equity	10,712,859	1,646,538			5,052,555	¥ 3,246,819	¥ 3,090,164
Total liabilities, mezzanine equity and shareholders’ equity	14,458,719	2,222,265			9,785,792
Class A common shares [Member]
Shareholders’ equity
Common shares	57	9			44
Class B common shares [Member]
Shareholders’ equity
Common shares	23	4			26
Parent [Member]
Current assets
Amounts due from a subsidiary	2,671,590	410,616	[1]		1,947,080
Non-current assets
Interests in subsidiaries and VIEs	8,535,113	1,311,823	[1]		5,883,684
Total assets	11,206,703	1,722,439	[1]		7,830,764
Current liabilities
Interests payable	777	119	[1]		15,800
Convertible bonds					2,768,469
Short-term loans	588,235	90,410	[1]
Total current liabilities	589,012	90,529	[1]		2,784,269
Non-current liabilities
Convertible bonds	6,536	1,005	[1]
Total liabilities	595,548	91,534	[1]		2,784,269
Shareholders’ equity
Additional paid-in capital	5,339,844	820,719	[1]		2,165,766
Retained earnings	5,280,828	811,648	[1]		2,787,593
Accumulated other comprehensive income (loss)	(9,597)	(1,475)	[1]		93,066
Total shareholders' equity	10,611,155	1,630,905	[1]		5,046,495
Total liabilities, mezzanine equity and shareholders’ equity	11,206,703	1,722,439	[1]		7,830,764
Parent [Member] | Class A common shares [Member]
Shareholders’ equity
Common shares	57	9	[1]		44
Parent [Member] | Class B common shares [Member]
Shareholders’ equity
Common shares	¥ 23	$ 4	[1]		¥ 26

[1]	Convenience translation Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB 6.5063 on December 29, 2017 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.